UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 98.6%
	Bermuda — 0.8%
5,100	Arch Capital Group (1)	363,936
22,200	Assured Guaranty	543,012
13,600	Axis Capital Holdings	782,816
5,700	Everest Re Group	1,043,784
45,700	Invesco	1,764,020
25,100	Marvell Technology Group	312,244
9,200	RenaissanceRe Holdings	987,160
		5,796,972
	Canada — 1.0%
37,300	BCE	1,535,236
8,700	Boardwalk REIT	382,897
4,500	CCL Industries Class B	629,556
39,700	Centerra Gold	198,523
22,100	Dominion Diamond	275,099
13,300	Enbridge Income Fund Holdings	350,640
3,500	Enghouse Systems (1)	141,434
23,300	Genworth MI Canada	551,390
28,400	Medical Facilities	309,005
24,700	Nevsun Resources	79,321
12,900	Potash Corp. of Saskatchewan	350,944
40,100	Rogers Communications Class B	1,406,114
13,800	Saputo	316,233
55,600	Teck Resources Class B	409,396
33,200	Transcontinental Class A	373,416
31,700	Turquoise Hill Resources (1)	107,860
		7,417,064
	Ireland — 0.7%
37,952	Accenture Class A	3,913,231
11,000	Eaton	666,380
20,900	Seagate Technology	1,057,540
		5,637,151
	Netherlands — 0.3%
25,500	LyondellBasell Industries Class A	2,392,665

	Puerto Rico — 0.1%
41,800	First BanCorp (1)	180,158
14,100	Popular (1)	431,742
		611,900
	Singapore — 0.2%
15,200	Avago Technologies Class A	1,902,128

	Switzerland — 0.6%
26,700	ACE	2,904,159
12,200	Allied World Assurance Holdings	515,572
4,700	TE Connectivity	286,324
36,000	Transocean	477,360
		4,183,415
	United Kingdom — 0.2%
23,000	Delphi Automotive	1,795,840

	United States — 94.7%
	Consumer Discretionary — 10.6%
12,506	Amazon.com (1)	6,705,092
5,800	AMC Networks Class A (1)	488,476
2,800	AutoZone (1)	1,962,632
17,000	Bed Bath & Beyond (1)	1,108,910
25,400	Best Buy	820,166
7,400	Brinker International	443,260
5,700	Buckle	252,111
7,200	CBS Class B	384,984
27,113	Coach	845,926
112,200	Comcast Class A	7,002,402
13,400	Convergys	336,474
4,400	Cooper Tire & Rubber	144,892
3,000	Cracker Barrel Old Country Store	455,670
5,100	Dollar General	409,887
7,700	Expedia	935,088
108,600	Ford Motor	1,610,538
12,800	GameStop Class A	586,880
28,600	Gap	1,043,328
20,000	Garmin	838,200
17,100	General Motors	538,821
20,400	Gentex	328,032
12,200	Genuine Parts	1,085,190
7,700	Hasbro	606,298
22,400	Hillenbrand	635,264
59,793	Home Depot	6,997,575
9,600	John Wiley & Sons Class A	508,896
15,800	Johnson Controls	719,848
10,600	L Brands	855,632
16,800	Leggett & Platt	803,208
49,400	Lowe’s	3,426,384
4,900	Macy’s	338,394
4,700	Marriott Vacations Worldwide	392,920
30,300	Mattel	703,263
45,581	McDonald’s	4,551,719
1,400	McGraw-Hill	142,450
6,200	Meredith	297,104
3,500	Netflix (1)	400,085
17,300	Nike Class B	1,993,306
20,300	Omnicom Group	1,483,524
2,600	O’Reilly Automotive (1)	624,806
2,200	Outerwall	155,804
8,700	PetMed Express	146,595
1,588	Priceline Group (1)	1,974,789

Shares		Value $

5,200	Ralph Lauren Class A	654,628
30,600	Ross Stores	1,626,696
12,200	Scripps Networks Interactive Class A	763,476
1,300	Sherwin-Williams	361,088
45,400	Starbucks	2,630,022
17,200	Target	1,407,820
5,400	Thor Industries	301,752
25,845	Time Warner	2,275,394
20,900	TJX	1,459,238
8,600	Tupperware Brands	502,842
63,500	Twenty-First Century Fox Class A	2,190,115
9,200	Vera Bradley (1)	99,912
6,400	VF	493,376
27,300	Viacom Class B	1,556,100
58,472	Walt Disney	7,016,640
10,600	Yum! Brands	930,256
		80,354,178
	Consumer Staples — 9.0%
88,500	Altria Group	4,812,630
40,400	Campbell Soup	1,992,124
24,700	Clorox	2,764,918
145,416	Coca-Cola	5,973,689
16,982	Colgate-Palmolive	1,155,115
13,473	Costco Wholesale	1,957,627
38,017	CVS Health	4,275,772
28,700	Dr. Pepper Snapple Group	2,302,314
44,900	General Mills	2,613,629
19,400	Hormel Foods	1,148,674
16,500	Kellogg	1,091,805
25,900	Kimberly-Clark	2,977,723
25,800	Kroger	1,012,392
6,500	Mead Johnson Nutrition Class A	574,535
33,100	Mondelez International Class A	1,493,803
68,724	PepsiCo	6,621,558
65,591	Philip Morris International	5,609,998
116,711	Procter & Gamble	8,951,734
18,800	Reynolds American	1,612,852
3,600	Sysco	130,716
27,841	Walgreens Boots Alliance	2,690,276
83,723	Wal-Mart Stores	6,026,381
		67,790,265
	Energy — 7.0%
8,400	Alliance Resource Partners LP	206,808
13,300	Buckeye Partners LP	997,101
52,193	California Resources	220,777
92,263	Chevron	8,163,430
73,759	ConocoPhillips	3,713,028
6,500	Enterprise Products Partners LP	184,145
3,100	EOG Resources	239,289
189,990	ExxonMobil	15,049,108
8,337	Halliburton	348,403
14,700	Helmerich & Payne	848,778
11,400	Hess	672,714
34,200	Kinder Morgan	1,184,688
10,200	Magellan Midstream Partners	718,080
76,400	Marathon Oil	1,605,164
47,000	Marathon Petroleum	2,569,490
27,100	Murphy Oil	888,609
35,500	National Oilwell Varco	1,495,615
15,500	Oasis Petroleum (1)	149,265
51,033	Occidental Petroleum	3,582,517
7,100	Oceaneering International	284,142
7,379	Phillips 66	586,630
3,300	REX American Resources (1)	170,412
67,572	Schlumberger	5,596,313
9,900	Transocean Partners LLC	132,165
44,600	Valero Energy	2,925,760
		52,532,431
	Financials — 16.0%
42,900	Aflac	2,747,745
4,300	Alexandria Real Estate Equities REIT	398,653
28,727	American Express	2,184,976
13,700	American Financial Group	944,615
64,200	American International Group	4,116,504
1,800	American Tower Class A REIT	171,198
10,600	Ameriprise Financial	1,332,102
9,300	AmTrust Financial Services	646,443
480,550	Bank of America	8,592,234
65,800	BB&T	2,649,766
64,100	Berkshire Hathaway Class B (1)	9,149,634
2,600	BlackRock Class A	874,432
11,400	BOK Financial	757,644
9,000	Broadridge Financial Solutions	488,430
11,200	Brown & Brown	374,640
27,400	Capital One Financial	2,227,620
149,142	Citigroup	8,718,841
3,700	CME Group Class A	355,348
22,300	CNA Financial	883,526
28,400	Comerica	1,347,012
16,200	Community Bank System	619,326
17,100	Corrections Corp. of America REIT	601,407
43,418	Discover Financial Services	2,423,159
7,500	EPR Properties REIT	428,400
2,200	Equity Residential REIT	164,582
3,200	FactSet Research Systems	530,112
3,244	FBL Financial Group Class A	184,940
119,500	Fifth Third Bancorp	2,517,865
37,400	Franklin Resources	1,703,570
4,500	GEO Group REIT	169,875
10,300	Getty Realty REIT	171,186
22,004	Goldman Sachs Group	4,512,360
4,300	HCI Group	192,984

Shares		Value $

42,700	HCP REIT	1,649,928
12,900	Horace Mann Educators	454,596
31,300	International Bancshares	842,909
7,000	Jack Henry & Associates	489,020
181,663	JPMorgan Chase	12,449,365
113,500	KeyCorp	1,684,340
18,600	Kimco Realty REIT	459,606
28,400	Lincoln National	1,599,488
6,800	M&T Bank	891,820
20,700	Medallion Financial	163,116
27,700	MetLife	1,543,998
87,300	Morgan Stanley	3,390,732
18,900	OFG Bancorp	152,334
7,000	Omega Healthcare Investors REIT	253,820
36,200	Paychex	1,679,680
38,800	PNC Financial Services Group	3,809,384
35,800	Principal Financial Group	1,987,258
4,500	ProAssurance	217,305
3,500	Prudential Financial	309,260
900	Public Storage REIT	184,662
3,400	RE Class A	128,588
105,100	Regions Financial	1,091,989
20,500	RLJ Lodging Trust REIT	611,515
16,200	Select Income REIT	325,134
7,563	Simon Property Group REIT	1,415,945
455	Stock Yards Bancorp	16,771
22,400	Symetra Financial	560,896
22,100	T. Rowe Price Group	1,704,573
16,000	Torchmark	985,760
40,751	U.S. Bancorp	1,842,353
8,300	Universal Insurance Holdings	227,586
12,700	Validus Holdings	588,645
15,100	Waddell & Reed Financial Class A	678,141
215,472	Wells Fargo	12,469,364
4,400	World Acceptance (1)	239,448
23,200	Zions Bancorporation	723,608
		121,004,066
	Healthcare — 16.6%
43,933	Abbott Laboratories	2,226,964
61,681	AbbVie	4,318,287
33,016	Aetna	3,729,817
10,100	Allergan (1)	3,344,615
42,717	Amgen	7,543,395
14,200	Amsurg Class A (1)	1,018,708
10,500	Anthem	1,619,835
38,772	Baxalta	1,272,885
38,772	Baxter International	1,553,982
4,600	Becton Dickinson	699,890
11,362	Biogen (1)	3,621,978
7,900	Bio-Techne	864,102
50,871	Bristol-Myers Squibb	3,339,172
39,300	Cardinal Health	3,339,714
32,000	Celgene (1)	4,200,000
4,200	Chemed	623,532
600	CIGNA	86,436
8,522	Computer Programs & Systems	398,574
6,100	CR Bard	1,199,565
51,161	Eli Lilly	4,323,616
6,800	Enanta Pharmaceuticals (1)	344,420
20,024	Express Scripts Holding (1)	1,803,562
77,504	Gilead Sciences	9,134,621
134,984	Johnson & Johnson	13,526,747
18,100	McKesson	3,992,317
56,469	Medtronic	4,426,605
152,107	Merck	8,968,229
26,700	Meridian Bioscience	483,003
305,547	Pfizer	11,018,025
24,000	Quality Systems	306,000
26,800	Quest Diagnostics	1,978,108
600	Regeneron Pharmaceuticals (1)	332,196
21,900	ResMed	1,269,105
35,900	St. Jude Medical	2,650,138
35,099	Stryker	3,589,575
9,500	Thermo Fisher Scientific	1,325,535
4,200	United Therapeutics (1)	711,312
55,600	UnitedHealth Group	6,749,840
2,200	Universal Health Services Class B	319,506
1,508	Waters (1)	201,303
24,300	Zimmer Biomet Holdings	2,528,901
		124,984,115
	Industrials — 10.3%
34,235	3M	5,181,125
36,300	ADT	1,253,439
15,100	Applied Industrial Technologies	583,313
25,800	Boeing	3,719,586
31,908	Caterpillar	2,508,926
27,400	CH Robinson Worldwide	1,922,110
22,700	Cummins	2,940,331
10,900	Danaher	998,004
6,400	Deluxe	412,352
28,400	Dover	1,819,588
9,000	Dun & Bradstreet	1,122,930
5,300	FedEx	908,526
20,100	Flowserve	944,499
19,547	General Dynamics	2,914,653
353,889	General Electric	9,236,503
39,891	Honeywell International	4,190,549
4,800	Hubbell Class B	501,168
5,100	Huntington Ingalls Industries	598,791
30,300	Illinois Tool Works	2,710,941
14,800	Kla-Tencor	785,140
15,600	Lincoln Electric Holdings	944,580

Shares		Value $

13,400	Lockheed Martin	2,775,140
6,500	MSC Industrial Direct Class A	463,190
23,993	Norfolk Southern	2,023,330
13,800	Northrop Grumman	2,387,538
18,100	Parker Hannifin	2,040,775
46,500	Pitney Bowes	972,780
1,600	Precision Castparts	311,872
21,600	Raytheon	2,356,344
15,300	Rockwell Automation	1,786,734
9,300	Roper Technologies	1,555,611
14,500	RPX (1)	224,460
8,900	Snap-on	1,466,720
17,600	Stanley Black & Decker	1,856,624
37,900	Union Pacific	3,698,661
18,864	United Parcel Service Class B	1,930,919
36,995	United Technologies	3,710,968
26,100	Waste Management	1,334,493
2,300	WW Grainger	526,033
		77,619,246
	Information Technology — 19.9%
10,900	Adobe Systems (1)	893,691
12,000	Akamai Technologies (1)	920,520
13,200	Amdocs	774,180
245,673	Apple	29,800,135
24,300	Automatic Data Processing	1,938,411
38,300	Brocade Communications Systems	392,958
36,700	CA	1,069,254
261,485	Cisco Systems	7,431,404
11,500	Citrix Systems (1)	869,515
23,900	Cognizant Technology Solutions Class A (1)	1,508,090
94,700	Corning	1,768,996
9,700	Dolby Laboratories Class A	340,955
4,200	DST Systems	458,430
60,700	eBay (1)	1,706,884
3,600	Ebix	111,564
114,800	EMC	3,086,972
78,600	Facebook Class A (1)	7,389,186
20,800	FLIR Systems	640,432
11,849	Google Class A (1)	7,790,718
10,894	Google Class C (1)	6,815,395
13,500	Harris	1,119,690
103,233	Hewlett-Packard	3,150,671
232,674	Intel	6,735,912
45,994	International Business Machines	7,450,568
7,100	Intuit	750,967
5,500	j2 Global	387,200
9,500	Lexmark International Class A	322,905
24,200	Linear Technology	992,200
32,700	MasterCard Class A	3,184,980
17,100	Maxim Integrated Products	582,084
21,200	Microchip Technology	908,208
355,950	Microsoft	16,622,865
29,300	NetApp	912,695
4,900	NETGEAR (1)	164,101
4,900	NetScout Systems (1)	195,412
177,681	Oracle	7,096,579
60,700	PayPal Holdings (1)	2,349,090
8,400	Progress Software (1)	249,312
13,100	QLogic (1)	116,197
90,577	QUALCOMM	5,832,253
7,271	Science Applications International	390,307
3,300	Skyworks Solutions	315,711
65,100	Symantec	1,480,374
64,122	Texas Instruments	3,204,818
18,000	Total System Services	831,960
70,800	Visa Class A	5,334,072
19,300	Western Digital	1,660,958
61,300	Western Union	1,240,712
24,300	Xilinx	1,014,525
		150,305,016
	Materials — 2.2%
2,600	Air Products & Chemicals	370,526
18,410	CF Industries Holdings	1,089,872
8,000	Chemours	87,360
7,300	Compass Minerals International	584,000
62,700	Dow Chemical	2,950,662
40,000	E.I. du Pont de Nemours	2,230,400
13,900	FutureFuel	159,016
46,300	International Paper	2,216,381
11,540	Monsanto	1,175,811
25,700	Mosaic	1,103,558
44,800	Newmont Mining	769,216
8,200	Nucor	361,948
14,000	Packaging Corp. of America	991,060
3,700	Praxair	422,318
4,600	Scotts Miracle-Gro Class A	277,794
18,600	Sonoco Products	767,808
1,500	Terra Nitrogen LP	166,080
11,900	Westlake Chemical	743,393
		16,467,203
	Telecommunication Services — 2.2%
198,228	AT&T	6,886,432
9,000	Inteliquent	163,800
199,030	Verizon Communications	9,312,614
		16,362,846
	Utilities — 0.9%
16,000	AES	204,800
60,271	Emerson Electric	3,119,024
8,800	NeuStar Class A (1)	271,656
4,900	NextEra Energy	515,480
55,500	Public Service Enterprise Group	2,312,685

Shares		Value $

3,708	Southern	165,859
		6,589,504
	Total United States	714,008,870
	TOTAL COMMON STOCK (Cost $534,448,596)	743,746,005
	TOTAL INVESTMENTS — 98.6% (Cost $534,448,596)*	743,746,005
	OTHER ASSETS LESS LIABILITIES — 1.4%	10,552,064
	NET ASSETS — 100%	$754,298,069

(1) Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $535,246,189 and the unrealized appreciation and depreciation were $219,447,248 and $(10,947,432), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	57	Sep-2015	$31,644

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Westpac Banking	08/26/15	CAD	14,390,335	USD	10,999,389	$(1,690)

CAD — Canadian Dollar

LLC — Limited Liability Corporation

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Cap Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 95.4%
	Australia — 2.5%
58,133	Ausdrill	12,748
23,834	BHP Billiton	460,799
8,333	carsales.com	66,088
16,670	Decmil Group	13,221
3,365	Flight Centre Travel Group	87,613
33,242	Independence Group NL	91,847
11,331	JB Hi-Fi	159,933
32,059	M2 Group	258,707
123,992	Medusa Mining (1)	49,848
161,316	Metcash	135,601
13,889	Monadelphous Group	86,801
49,561	NRW Holdings	6,702
54,183	OZ Minerals	147,331
141,873	Resolute Mining (1)	24,888
13,559	Rio Tinto	523,894
26,398	Sandfire Resources NL	116,160
127,111	South32 (1)	165,848
322,372	Telstra	1,529,292
1,700	Transocean Partners	22,695
33,080	Woodside Petroleum	862,012
23,735	Woolworths	496,185
		5,318,213
	Austria — 0.1%
2,881	Oesterreichische Post	128,619

	Belgium — 0.4%
5,830	Ageas	240,073
2,515	Anheuser-Busch InBev	299,273
4,143	Colruyt	201,067
		740,413
	Bermuda — 0.7%
11,100	Assured Guaranty	271,506
8,700	Axis Capital Holdings	500,772
23,364	Lancashire Holdings	234,972
4,100	RenaissanceRe Holdings	439,930
		1,447,180
	Brazil — 0.3%
53,729	Cia Energetica de Minas Gerais ADR	147,755
20,900	Grupo BTG Pactual	156,264
9,300	Tractebel Energia	96,532
31,100	Vale	161,679
		562,230
	British Virgin Islands — 0.2%
24,571	Playtech	347,835

	Canada — 1.2%
2,000	CCL Industries Class B	279,803
36,200	Centerra Gold	181,021
5,200	Corus Entertainment Class B	55,863
12,300	Dominion Diamond	153,109
18,225	Genworth MI Canada	431,291
46,900	Nevsun Resources	150,613
13,100	Rogers Communications Class B	459,354
15,200	Shaw Communications Class B	322,514
40,700	Teck Resources Class B	299,683
17,900	Transcontinental Class A	201,330
		2,534,581
	Chile — 0.2%
52,203	AFP Habitat	67,235
17,100	Enersis ADR	258,381
		325,616
	China — 1.1%
88,000	361 Degrees International	30,762
80,500	Anhui Conch Cement Class H	250,255
643,000	Bank of China Class H	351,679
175,000	China Child Care	19,639
518,000	China Construction Bank Class H	422,964
668,000	China Lumena New Materials (1)(2)(3)	—
60,000	China Shineway Pharmaceutical Group	76,622
44,000	China Taifeng Beddings Holdings (1)(2)(3)	4,904
224,000	Dongfeng Motor Group Class H	258,029
395,000	Industrial & Commercial Bank of China Class H	272,087
849	NetEase ADR	117,697
222,000	Pacific Online	71,878
44,000	Pacific Textile Holdings	69,812
100,000	Peak Sport Products	24,251
285,000	Yangzijiang Shipbuilding Holdings	267,996
		2,238,575
	Colombia — 0.1%
16,200	Ecopetrol ADR	182,898

	Czech Republic — 0.2%
16,246	CEZ	393,185
271	Komercni Banka	60,588
		453,773
	Denmark — 0.2%
4,155	Coloplast Class B	299,631
4,270	Novozymes Class B	222,900
		522,531

Shares		Value $

	Finland — 1.7%
45,497	Fortum	799,473
16,364	Kone Class B	685,802
9,430	Nokian Renkaat	283,354
17,913	Orion Class B	748,162
13,120	Sampo Class A	648,406
11,554	Tieto	295,658
3,416	Tikkurila	65,878
		3,526,733
	France — 1.6%
5,426	Boiron	601,869
1,138	Christian Dior	235,901
3,498	Cie Generale des Etablissements Michelin	342,678
13,688	Credit Agricole	215,646
3,617	Edenred	90,232
7,813	Legrand	480,944
22,376	Metropole Television	452,415
2,725	Neopost	109,549
3,377	Plastic Omnium	95,056
5,381	Societe Generale	264,754
388	Stallergenes	24,485
3,645	Technip	207,442
1,404	Valeo	187,346
		3,308,317
	Gabon — 0.0%
286	Total Gabon	68,822

	Germany — 1.9%
1,316	Allianz	215,494
1,123	Amadeus Fire	110,272
4,492	BASF	387,514
351	Bijou Brigitte	20,261
1,687	Continental	377,127
15,639	Deutsche Bank	549,960
15,309	E.ON	201,925
2,609	HUGO BOSS	314,613
7,829	ProSiebenSat.1 Media	400,246
7,218	Siemens	772,423
13,202	STADA Arzneimittel	507,976
1,183	STO & KGaA	184,490
		4,042,301
	Greece — 0.0%
2,742	JUMBO (2)(3)	18,532
3,382	Metka (2)(3)	23,997
		42,529
	Guernsey — 0.1%
4,600	Amdocs	269,790

	Hong Kong — 3.3%
144,000	Belle International Holdings	149,716
764,000	Champion Technology Holdings (1)	15,473
178,000	China BlueChemical	57,862
36,000	China Lilang	38,822
40,500	China Mobile	530,262
56,000	CIMC Enric Holdings	39,152
63,500	CLP Holdings	539,385
364,000	CNOOC	451,226
29,600	Dah Sing Financial Holdings	193,393
315,000	Emperor Entertainment Hotel	70,702
27,000	Great Eagle Holdings	94,037
318,000	Guangdong Investment	431,531
4,100	Hang Seng Bank	84,038
35,000	Hongkong Land Holdings	269,500
53,500	Hopewell Holdings	184,261
39,000	Huabao International Holdings	18,966
60,000	Hysan Development	256,956
45,500	Kerry Properties	169,914
990,000	Lai Sun Development	21,582
139,000	PCCW	83,196
61,500	Power Assets Holdings	579,515
284,000	Sa Sa International Holdings	127,487
60,400	Sands China	267,239
350,000	Shenguan Holdings Group	69,979
172,000	Sino Land	267,131
133,000	Sitoy Group Holdings	71,198
177,000	SJM Holdings	205,487
6,000	Soundwill Holdings	9,798
14,000	Sun Hung Kai Properties	215,085
32,000	Sunlight REIT	16,305
26,500	Swire Pacific Class A	339,612
82,200	Swire Properties	264,553
13,000	Television Broadcasts	68,754
142,000	Universal Health International Group Holding	60,630
62,000	Wharf Holdings	393,483
56,000	Wheelock	290,030
		6,946,260
	India — 0.2%
20,400	Infosys ADR	344,964

	Indonesia — 0.8%
95,500	Indocement Tunggal Prakarsa	141,370
868,500	Perusahaan Gas Negara	256,810
883,000	Perusahaan Perkebunan London Sumatra Indonesia	88,447
260,500	Semen Indonesia Persero	194,497
2,673,000	Telekomunikasi Indonesia Persero	580,937
161,000	United Tractors	240,414

Shares		Value $

704,500	Vale Indonesia	102,075
		1,604,550
	Ireland — 1.1%
10,100	Accenture Class A	1,041,411
37,644	Experian	706,027
1,592	Paddy Power	142,050
7,200	Seagate Technology	364,320
		2,253,808
	Israel — 0.9%
6,015	Babylon	3,177
45,949	Bank Hapoalim (2)	255,479
29,092	Bank Leumi Le-Israel (1)(2)	126,877
218,389	Bezeq Israeli Telecommunication (2)	402,762
3,800	Check Point Software Technologies(1)	306,926
12,291	Delek Automotive Systems	136,851
99,980	Israel Discount Bank Class A (1)(2)	201,907
2,723	Ituran Location and Control (2)	69,707
7,000	Teva Pharmaceutical Industries ADR	483,140
		1,986,826
	Italy — 1.1%
10,786	Autostrada Torino-Milano	145,703
22,933	Banca Popolare dell’Etruria e del Lazio SC (1)(2)(3)	11,453
9,206	DiaSorin	422,618
67,544	ENI	1,183,915
676	Pfeiffer Vacuum Technology	61,962
19,323	Recordati	481,515
		2,307,166
	Japan — 8.3%
4,800	ABC-Mart	288,538
1,900	Amiyaki Tei	76,193
7,200	Asahi Holdings	109,044
5,000	Asax	65,599
20,000	Awa Bank	126,034
5,000	Bank of Nagoya	19,567
13,100	Bridgestone	494,467
30,800	Canon	987,111
3,400	Central Japan Railway	595,861
5,800	Daiichikosho	228,144
20,000	Daishi Bank	86,336
34,000	Daiwa Securities Group (1)	264,379
62,400	Dynam Japan Holdings	97,074
8,100	Fujikura Kasei	36,338
2,800	Fujimori Kogyo	78,509
26,000	Fujitsu General	369,436
7,000	Fukushima Industries	139,509
2,400	Gendai Agency	13,362
6,800	Gurunavi	108,473
35,000	Hachijuni Bank	271,957
1,600	Hagihara Industries	26,259
5,400	Heiwa	118,644
19,000	Higo Bank	117,432
1,800	HI-LEX	57,804
11,000	Hyakugo Bank	52,544
23,000	Hyakujushi Bank	77,387
43,000	Inpex	468,564
23,600	Isuzu Motors	327,146
8,300	Japan Petroleum Exploration	260,181
6,300	Japan Tobacco	244,685
10,000	Juroku Bank	41,070
14,000	Kagoshima Bank	95,792
56,400	KDDI	1,433,721
8,600	Lawson	640,481
2,000	Meiko Network Japan	22,189
14,400	Miraca Holdings	663,445
35,600	Mitsubishi Motors	303,046
27,000	Mitsubishi Steel Manufacturing	55,335
57,800	Mitsubishi UFJ Financial Group	419,736
4,000	Mitsuboshi Belting	31,855
2,500	Mixi (1)	108,323
135,200	Mizuho Financial Group	292,251
20,400	MTI	145,015
600	Nakano Refrigerators	17,356
11,500	Namura Shipbuilding	100,028
16,300	Nexon	223,716
24,000	NHK Spring	254,650
7,900	Nihon Parkerizing	73,305
23,800	Nishimatsuya Chain	229,099
17,900	Nissin Kogyo	280,629
7,000	Nittetsu Mining	32,929
66,400	NTT DoCoMo	1,400,757
8,000	Oita Bank	34,534
9,800	Oracle Japan (1)	412,765
17,700	ORIX	264,639
1,500	San-A Class A	77,823
29,000	San-In Godo Bank	293,662
5,000	Sekisui Jushi	67,898
13,000	Shiga Bank	69,230
9,000	Shinagawa Refractories	21,059
2,500	Sinko Industries	25,679
27,400	Sony Financial Holdings	524,189
20,000	Sumitomo Heavy Industries	101,021
5,500	Sumitomo Mitsui Financial Group	246,032
900	Techno Medica	21,539
3,800	Teikoku Sen-I Class I	54,086
10,900	Tokai Rika	274,402
1,840	Token	120,405
4,500	TOMONY Holdings	19,970
57,000	Towa Bank	54,270
9,300	Trend Micro (1)	340,679
12,600	TS Tech	355,832
1,200	Tsuruha Holdings	105,442

Shares		Value $

187,000	Yahoo Japan	819,308
900	YAMADA Consulting Group	28,394
4,000	Yamanashi Chuo Bank	18,332
		17,422,495
	Kazakhstan — 0.0%
13,810	KCell JSC GDR	95,289

	Liechtenstein — 0.0%
122	VP Bank	10,605

	Luxembourg — 0.2%
2,580	RTL Group	234,726
14,903	Tenaris	188,059
		422,785
	Malaysia — 0.1%
30,660	Berjaya Auto	20,843
3,800	British American Tobacco Malaysia	67,068
65,100	DiGi.com	91,918
		179,829
	Netherlands — 1.1%
7,790	Arcadis	204,473
6,163	Boskalis Westminster	301,232
3,600	LyondellBasell Industries Class A	337,788
6,707	NN Group	206,947
50,251	RELX	837,203
8,767	Unilever	392,933
		2,280,576
	New Zealand — 0.0%
14,738	Sky Network Television	59,539

	Norway — 1.0%
8,421	Aker Solutions	33,546
61,264	Statoil	1,036,511
8,547	TGS Nopec Geophysical	180,285
14,923	Yara International	742,820
		1,993,162
	Panama — 0.2%
4,800	Copa Holdings Class A	362,544

	Philippines — 0.1%
750,200	Nickel Asia	172,890

	Poland — 0.2%
10,810	KGHM Polska Miedz	272,249
135,510	Polskie Gornictwo Naftowe i Gazownictwo	225,964
		498,213
	Russia — 0.9%
10,000	CTC Media (NASDAQ) (1)	18,800
5,789	Globaltrans Investment GDR (1)	20,811
7,895	LUKOIL ADR	322,906
11,016	MegaFon PJSC GDR	136,598
35,984	MMC Norilsk Nickel ADR	556,313
32,700	Mobile TeleSystems ADR	268,140
11,900	Sistema JSFC GDR	101,031
59,388	Surgutneftegas OAO ADR	335,542
4,600	Tatneft OAO ADR	135,378
		1,895,519
	Singapore — 0.3%
38,100	CapitaLand Mall Trust REIT	55,545
5,000	Hong Leong Finance	9,258
58,900	M1	134,386
9,600	Mapletree Industrial Trust REIT	10,672
133,000	Singapore Telecommunications	396,523
854	XP Power	21,925
		628,309
	South Africa — 1.5%
9,530	Coronation Fund Managers	58,384
23,521	Kumba Iron Ore	201,905
12,435	Lewis Group	56,571
87,575	Life Healthcare Group Holdings	258,982
86,814	MMI Holdings	202,104
46,693	MTN Group	778,816
50,578	Sanlam	267,159
19,968	Sasol	692,631
104,515	Sibanye Gold	137,561
22,158	Truworths International	149,848
35,793	Vodacom Group	414,681
		3,218,642
	South Korea — 0.8%
741	GS Home Shopping	128,487
1,121	Hyundai Home Shopping Network	117,355
9,230	Industrial Bank of Korea	109,247
6,621	KB Financial Group	208,224
7,264	Kia Motors	272,520
1,800	KT&G	169,209
1,340	Kunsul Chemical Industrial	60,120
526	Samsung Electronics	532,675
		1,597,837
	Spain — 0.2%
4,904	Amadeus IT Holding Class A	213,871
63,510	Mapfre	204,088
		417,959
	Sweden — 2.6%
23,968	Alfa Laval	440,922
29,581	Atlas Copco Class A	808,555
23,693	Axfood	402,905

Shares		Value $

9,312	Clas Ohlson Class B	172,170
15,339	Hexpol	164,561
28,336	Industrivarden Class C	535,729
13,883	Intrum Justitia	472,329
23,182	Investor Class B	894,576
12,514	Kinnevik Investment Class B	400,512
10,370	Swedish Match	317,708
105,377	TeliaSonera	640,684
4,326	Unibet Group	277,811
		5,528,462
	Switzerland — 2.9%
9,400	ACE	1,022,438
3,019	Actelion	446,461
6,700	Allied World Assurance Holdings	283,142
435	EMS-Chemie Holding	212,256
220	Galenica	250,667
885	Geberit	306,357
120	Givaudan	223,533
7,911	Nestle	599,281
4,898	Roche Holding	1,414,707
414	SGS	790,469
103	Sika	373,392
8,600	Transocean	114,036
		6,036,739
	Taiwan — 1.0%
19,000	Everlight Electronics	25,095
16,498	Flytech Technology	59,833
131,000	Formosan Rubber Group	90,662
43,000	Fubon Financial Holding	78,451
6,000	Grape King Bio	40,290
89,000	Greatek Electronics	84,570
46,000	Holtek Semiconductor	67,022
36,000	Kinsus Interconnect Technology	70,697
31,000	Lumax International	41,927
42,000	Novatek Microelectronics	152,321
36,000	Polytronics Technology	72,065
11,000	President Chain Store	79,961
58,000	Realtek Semiconductor	114,084
43,600	Simplo Technology	179,529
12,080	Sinmag Equipment	66,576
12,000	St. Shine Optical	156,217
26,390	Taiwan Secom	79,325
26,600	Taiwan Semiconductor Manufacturing ADR	588,126
15,000	Transcend Information	44,708
58,000	United Integrated Services	57,318
		2,148,777
	Thailand — 0.7%
50,200	Advanced Info Service	356,079
242,100	BEC World	247,286
70,600	Hana Microelectronics NVDR	65,102
51,800	PTT NVDR	479,126
31,600	PTT Exploration & Production	83,830
128,500	PTT Exploration & Production NVDR	340,892
		1,572,315
	Turkey — 0.4%
90,722	Eregli Demir ve Celik Fabrikalari	136,193
18,492	Koza Altin Isletmeleri	155,151
55,483	Soda Sanayii	91,101
14,500	TAV Havalimanlari Holding	110,407
63,898	Turk Telekomunikasyon	158,644
60,085	Turkcell Iletisim Hizmetleri	275,370
		926,866
	United Kingdom — 11.3%
5,936	Abcam	54,229
13,399	Acergy (1)	117,366
18,034	Admiral Group	417,090
45,841	Amlin	365,454
23,292	Anglo American	295,065
81,381	Ashmore Group	338,436
20,605	AstraZeneca	1,390,077
5,196	AVEVA Group	178,921
112,517	Barclays	507,719
3,934	Berendsen	62,848
31,999	BHP Billiton	590,908
107,452	BP	663,573
6,729	British American Tobacco	399,421
52,104	BT Group Class A	377,914
7,622	Burberry Group	191,517
32,963	Cairn Energy (1)	83,083
49,573	Chesnara	262,051
33,008	Dart Group	229,899
8,200	Delphi Automotive	640,256
7,478	Diploma	86,826
19,339	Dunelm Group	270,296
79,336	GlaxoSmithKline	1,729,571
9,006	Halma	106,466
18,168	Highland Gold Mining	12,342
75,617	HSBC Holdings	684,550
43,600	HSBC Holdings (Hong Kong Shares)	392,002
20,350	IG Group Holdings	237,870
18,839	IMI	312,145
6,728	Imperial Tobacco Group	353,552
26,249	Indivior	108,136
10,166	Intertek Group	388,478
22,117	ITE Group	63,724
8,615	James Halstead	55,160
13,847	Keller Group	228,783
357,601	Legal & General Group	1,455,869
8,959	Micro Focus International	195,591

Shares		Value $

3,345	Next	417,374
20,049	PayPoint	313,721
11,505	Reckitt Benckiser Group	1,104,775
44,055	RELX	769,165
14,522	Rio Tinto	563,894
108,090	Rotork	361,060
94,527	Royal Bank of Scotland Group (1)	505,148
26,547	Royal Dutch Shell Class A	762,809
25,558	Royal Dutch Shell Class A (Amsterdam Shares)	734,848
58,918	Royal Mail	464,646
48,660	Sage Group	395,906
48,141	Senior	218,847
18,195	Sky	323,921
98,550	Soco International	243,162
159,750	South32 (1)	203,944
12,890	Spectris	393,131
5,415	Spirax-Sarco Engineering	280,433
5,222	Ultra Electronics Holdings	142,303
16,178	Unilever	734,433
4,742	Verizon Communications	223,016
2,705	Vitec Group	27,521
8,770	Weir Group	210,502
10,310	WH Smith	254,550
41,784	William Hill	264,205
		23,760,502
	United States — 41.7%
	Consumer Discretionary — 2.8%
7,600	Best Buy	245,404
1,300	Buckle	57,499
11,852	Coach	369,782
7,000	Cooper Tire & Rubber	230,510
3,200	Cracker Barrel Old Country Store	486,048
7,100	GameStop Class A	325,535
8,000	Gap	291,840
10,100	Garmin	423,291
11,600	Gentex	186,528
3,400	Genuine Parts	302,430
2,600	Hasbro	204,724
10,541	Hillenbrand	298,943
2,600	John Wiley & Sons Class A	137,826
4,700	McDonald’s	469,342
12,000	PetMed Express	202,200
1,700	Ralph Lauren Class A	214,013
5,200	Ross Stores	276,432
7,500	Scripps Networks Interactive Class A	469,350
2,900	Thor Industries	162,052
3,600	Tupperware Brands	210,492
5,100	Viacom Class B	290,700
		5,854,941
	Consumer Staples — 2.2%
8,000	Altria Group	435,040
11,700	Campbell Soup	576,927
7,300	Clorox	817,162
11,500	Dr. Pepper Snapple Group	922,530
5,900	Edgewell Personal Care	564,689
5,900	Energizer Holdings	227,209
5,600	Philip Morris International	478,968
1,400	Sanderson Farms	100,814
689	USANA Health Sciences (1)	85,884
6,900	Wal-Mart Stores	496,662
		4,705,885
	Energy — 2.2%
6,455	Chevron	571,139
12,000	ConocoPhillips	604,080
12,900	ExxonMobil	1,021,809
16,800	National Oilwell Varco	707,784
9,000	Occidental Petroleum	631,800
5,100	Renewable Energy Group (1)	52,020
1,800	REX American Resources (1)	92,952
15,100	Valero Energy	990,560
		4,672,144
	Financials — 7.8%
19,200	Aflac	1,229,760
13,700	Ally Financial (1)	311,949
9,600	American Financial Group	661,920
9,900	American International Group	634,788
49,800	Bank of America	890,424
17,800	BB&T	716,806
18,030	Citigroup	1,054,034
12,700	Discover Financial Services	708,787
800	Dun & Bradstreet	99,816
3,600	Everest Re Group	659,232
1,326	FBL Financial Group Class A	75,595
29,500	Fifth Third Bancorp	621,565
5,500	Franklin Resources	250,525
37,600	Genworth Financial Class A (1)	263,576
4,536	Goldman Sachs Group	930,197
6,200	HCI Group	278,256
10,700	Horace Mann Educators	377,068
23,500	JPMorgan Chase	1,610,455
6,200	Lincoln National	349,184
19,800	MBIA (1)	117,810
795	National Western Life Insurance Class A	191,587
10,600	PNC Financial Services Group	1,040,708
11,800	Principal Financial Group	655,018
10,300	Symetra Financial	257,912
4,000	T. Rowe Price Group	308,520
8,000	Universal Insurance Holdings	219,360
6,900	Validus Holdings	319,815
13,500	Waddell & Reed Financial Class A	606,285
29,300	Western Union	593,032

Shares		Value $

4,000	World Acceptance (1)	217,680
		16,251,664
	Healthcare — 9.7%
7,430	Aetna	839,367
9,903	Amgen	1,748,771
14,800	Baxalta	485,884
14,800	Baxter International	593,184
1,900	Bio-Techne	207,822
15,700	Cardinal Health	1,334,186
6,300	Centene (1)	441,819
1,400	Chemed	207,844
11,099	Computer Programs & Systems	519,100
3,600	CR Bard	707,940
1,243	Enanta Pharmaceuticals (1)	62,958
10,000	Gilead Sciences	1,178,600
16,100	Johnson & Johnson	1,613,381
2,100	McKesson	463,197
15,600	Merck	919,776
21,100	Meridian Bioscience	381,699
8,200	Molina Healthcare (1)	618,526
33,200	Pfizer	1,197,192
4,500	Quality Systems	57,375
9,900	Quest Diagnostics	730,719
14,300	ResMed	828,685
10,800	St. Jude Medical	797,256
16,000	Stryker	1,636,320
2,100	U.S. Physical Therapy	111,006
12,300	UnitedHealth Group	1,493,220
1,600	Waters (1)	213,584
9,100	Zimmer Biomet Holdings	947,037
		20,336,448
	Industrials — 7.2%
5,100	3M	771,834
24,100	ADT	832,173
8,500	Cummins	1,101,005
7,600	Deluxe	489,668
9,800	Dover	627,886
18,900	Emerson Electric	978,075
5,400	Flowserve	253,746
6,600	General Dynamics	984,126
9,200	Honeywell International	966,460
5,700	Hubbell Class B	595,137
3,300	Huntington Ingalls Industries	387,453
7,100	Kla-Tencor	376,655
2,100	L-3 Communications Holdings Class 3	242,466
9,300	Lincoln Electric Holdings	563,115
3,900	Lockheed Martin	807,690
4,400	Norfolk Southern	371,052
4,300	Northrop Grumman	743,943
6,300	Parker Hannifin	710,325
11,500	Pitney Bowes	240,580
2,600	Raven Industries	50,518
7,500	Raytheon	818,175
900	Roper Technologies	150,543
2,500	RPX (1)	38,700
9,500	Union Pacific	927,105
6,100	United Technologies	611,891
2,000	WW Grainger	457,420
		15,097,741
	Information Technology — 8.7%
11,300	Apple	1,370,690
3,800	Automatic Data Processing	303,126
28,100	Brocade Communications Systems	288,306
16,800	CA	489,468
27,000	Cisco Systems	767,340
1,400	Comtech Telecommunications	40,334
24,600	Corning	459,528
28,500	EMC	766,365
4,300	FLIR Systems	132,397
6,900	Harris	572,286
19,100	Hewlett-Packard	582,932
34,800	Intel	1,007,460
5,300	International Business Machines	858,547
4,400	Intuit	465,388
5,700	Jack Henry & Associates	398,202
10,200	Lexmark International Class A	346,698
12,000	Linear Technology	492,000
16,600	Maxim Integrated Products	565,064
9,200	Microchip Technology	394,128
20,800	Microsoft	971,360
12,200	NetApp	380,030
14,100	NeuStar Class A (1)	435,267
30,000	Oracle	1,198,200
16,900	Paychex	784,160
16,800	QUALCOMM	1,081,752
5,900	Rockwell Automation	689,002
4,200	Syntel (1)	183,498
8,600	Teradata (1)	319,146
16,800	Texas Instruments	839,664
7,800	Western Digital	671,268
10,700	Xilinx	446,725
		18,300,331
	Materials — 1.0%
2,900	Compass Minerals International	232,000
18,300	International Paper	876,021
6,300	Schweitzer-Mauduit International	250,110
1,500	Terra Nitrogen LP	166,080
8,100	Westlake Chemical	506,007
		2,030,218

Shares		Value $

	Telecommunication Services — 0.1%
5,900	Verizon Communications	276,061

	Total United States	87,525,433
	TOTAL COMMON STOCK (Cost $195,133,924)	200,259,817

	PREFERRED STOCK — 0.5%
	Brazil — 0.4%
35,500	AES Tiete	188,389
13,200	Banco do Estado do Rio Grande do Sul	38,089
80,190	Itausa - Investimentos Itau	194,857
32,100	Vale Class A	136,221
37,300	Vale Class B ADR	160,017
		717,573
	Germany — 0.1%
4,693	FUCHS PETROLUB	203,973

	TOTAL PREFERRED STOCK (Cost $1,671,110)	921,546

	INVESTMENT COMPANIES — 0.4%
	Guernsey — 0.1%
95,122	HSBC Infrastructure	226,386

	Switzerland — 0.3%
2,054	BB Biotech	665,323

	TOTAL INVESTMENT COMPANIES (Cost $606,097)	891,709

	WARRANT (1) — 0.0%
	Hong Kong — 0.0%
4,500	Sun Hung Kai Properties Expires 04/22/16 (Cost $—)	12,161
	TOTAL INVESTMENTS — 96.3% (Cost $197,411,131)*	202,085,233
	OTHER ASSETS LESS LIABILITIES — 3.7%	7,735,311
	NET ASSETS — 100%	$209,820,544

(1)    Denotes non-income producing security.

(2)    Security is fair valued.

(3)    Security considered illiquid. On July 31, 2015 the value of the securities amounted to $58,886, representing 0.0% of the total net assets of the Fund.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $197,411,131, and the unrealized appreciation and depreciation were $20,324,393 and $(15,650,291), respectively.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	30	Sep-2015	$(1,195)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNP Paribas	08/13/15	TRY	927,200	USD	342,094	$8,383
HSBC	08/13/15	TRY	916,600	USD	343,206	13,310
State Street Bank	08/13/15	GBP	6,880,989	USD	10,589,842	(155,122)
State Street Bank	08/13/15	JPY	135,908,238	USD	1,120,431	23,727
UBS Securities	08/13/15	USD	2,494,827	GBP	1,598,500	1,301
UBS Securities	08/13/15	USD	1,096,044	JPY	135,908,238	659
						$(107,742)

ADR — American Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TRY — Turkish Lira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2015 (unaudited)

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$743,746,005	$—	$—	$743,746,005
Total Investments in Securities	$743,746,005	$—	$—	$743,746,005

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Appreciation	$31,644	$—	$—	$31,644
Forwards — Unrealized Depreciation	—	(1,690)	—	(1,690)
Total Other Financial Instruments	$31,644	$(1,690)	$—	$29,954

Schroder Global Multi-Cap Equity Fund

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Common Stock
Australia	$5,318,213	$—	$—	$5,318,213
Austria	128,619	—	—	128,619
Belgium	740,413	—	—	740,413
Bermuda	1,447,180	—	—	1,447,180
Brazil	562,230	—	—	562,230
British Virgin Islands	347,835	—	—	347,835
Canada	2,534,581	—	—	2,534,581
Chile	325,616	—	—	325,616
China	2,233,671	—	4,904	2,238,575
Colombia	182,898	—	—	182,898
Czech Republic	453,773	—	—	453,773
Denmark	522,531	—	—	522,531
Finland	3,526,733	—	—	3,526,733
France	3,308,317	—	—	3,308,317
Gabon	68,822	—	—	68,822
Germany	4,042,301	—	—	4,042,301
Greece	—	42,529	—	42,529
Guernsey	269,790	—	—	269,790
Hong Kong	6,946,260	—	—	6,946,260
India	344,964	—	—	344,964
Indonesia	1,604,550	—	—	1,604,550
Ireland	2,253,808	—	—	2,253,808
Israel	930,094	1,056,732	—	1,986,826
Italy	2,295,713	—	11,453	2,307,166
Japan	17,422,495	—	—	17,422,495
Kazakhstan	95,289	—	—	95,289
Liechtenstein	10,605	—	—	10,605
Luxembourg	422,785	—	—	422,785
Malaysia	179,829	—	—	179,829
Netherlands	2,280,576	—	—	2,280,576
New Zealand	59,539	—	—	59,539
Norway	1,993,162	—	—	1,993,162
Panama	362,544	—	—	362,544
Philippines	172,890	—	—	172,890
Poland	498,213	—	—	498,213
Russia	1,895,519	—	—	1,895,519
Singapore	628,309	—	—	628,309
South Africa	3,218,642	—	—	3,218,642
South Korea	1,597,837	—	—	1,597,837

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Spain	$417,959	$—	$—	$417,959
Sweden	5,528,462	—	—	5,528,462
Switzerland	6,036,739	—	—	6,036,739
Taiwan	2,148,777	—	—	2,148,777
Thailand	1,572,315	—	—	1,572,315
Turkey	926,866	—	—	926,866
United Kingdom	23,760,502	—	—	23,760,502
United States
Consumer Discretionary	5,854,941	—	—	5,854,941
Consumer Staples	4,705,885	—	—	4,705,885
Energy	4,672,144	—	—	4,672,144
Financials	16,251,664	—	—	16,251,664
Healthcare	20,336,448	—	—	20,336,448
Industrials	15,097,741	—	—	15,097,741
Information Technology	18,300,331	—	—	18,300,331
Materials	2,030,218	—	—	2,030,218
Telecommunication Services	276,061	—	—	276,061
	87,525,433	—	—	87,525,433
Total Common Stock	199,144,199	1,099,261	16,357	200,259,817

Preferred Stock
Brazil	717,573	—	—	717,573
Germany	203,973	—	—	203,973
Total Preferred Stock	921,546	—	—	921,546

Investment Companies
Guernsey	226,386	—	—	226,386
Switzerland	665,323	—	—	665,323
Total Investment Companies	891,709	—	—	891,709

Warrant
Hong Kong	12,161	—	—	12,161
Total Warrant	12,161	—	—	12,161

Total Investments in Securities	$200,969,615	$1,099,261	$16,357	$202,085,233

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Depreciation	$(1,195)	$—	$—	$(1,195)
Forwards — Unrealized Appreciation	—	47,380	—	47,380
Forwards — Unrealized Depreciation	—	(155,122)	—	(155,122)
Total Other Financial Instruments	$(1,195)	$(107,742)	$—	$(108,937)

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2015, the Fund had securities with a total value of $1,099,261 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $16,357 transfer from Level 1 to Level 3 due to a halt in trading of these securities.

(4)              A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through July 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 24, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 24, 2015

*     Print the name and title of each signing officer under his or her signature.